Gabelli Financial Services Opportunities ETF
Schedule of Investments — September 30, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 92.0%
Banking – 2.8%

Capital One Financial Corp. ....................
$ 51,444

First Citizens BancShares Inc., Cl. A ......
799,755
808
State Street Corp. ...................................
93,736
1,624
The Bank of New York Mellon Corp. .......
176,951
1,121,886
Computer Software and Services – 4.5%
13,764
Fiserv Inc.† .............................................
1,774,592
Financial Services – 81.0%
2,013
Affiliated Managers Group Inc., Cl. A .....
479,960
1,848
American Express Co. ............................
613,832
9,044
Apollo Global Management Inc. ..............
1,205,294
5,066
Berkshire Hathaway Inc., Cl. B† .............
2,546,881
7,900
BGC Group Inc., Cl. A ............................
74,734
9,904
Blackstone Inc. .......................................
1,692,098
87,503
Blue Owl Capital Inc. ..............................
1,481,426
1,410
Chubb Ltd. ..............................................
397,972
42,400
CompoSecure Inc., Cl. A† ......................
882,768
3,030
Credit Acceptance Corp.† ......................
1,414,798
1,624
Federated Hermes Inc. ...........................
84,334
33,004
Interactive Brokers Group Inc., Cl. A ......
2,271,005
6,754
JPMorgan Chase & Co. ..........................
2,130,414
13,694
KKR & Co. Inc. ........................................
1,779,535
3,411
LPL Financial Holdings Inc. ....................
1,134,806
6,087
M&T Bank Corp. .....................................
1,202,913

Markel Group Inc.† .................................
1,139,171
18,660
Millrose Properties Inc., REIT .................
627,163
2,458
Moody's Corp. .........................................
1,171,188
3,522
Morgan Stanley ......................................
559,857
5,540
Nasdaq Inc. .............................................
490,013
81,982
Paysafe Ltd.† ..........................................
1,059,207
Shares Market Value
790
Raymond James Financial Inc. ...............
$ 136,354
1,491
S&P Global Inc. ......................................
725,685

Stifel Financial Corp. ...............................
89,641
15,248
The Charles Schwab Corp. .....................
1,455,727
40,000
Tiptree Inc. ..............................................
766,800
1,580
Visa Inc., Cl. A ........................................
539,380
22,238
W. R. Berkley Corp. .................................
1,703,876
23,344
Wells Fargo & Co. ...................................
1,956,694
4,517
WisdomTree Inc. .....................................
62,786
31,876,312
Real Estate – 3.7%
4,710
Howard Hughes Holdings Inc.† ..............
387,021
68,300
Safehold Inc., REIT ................................
1,057,967
1,444,988
TOTAL COMMON STOCKS .......... 36,217,778
CLOSED-END FUNDS – 7.5%
1,024
Blue Owl Capital Corp., BDC ..................
13,076
325,844
SuRo Capital Corp., BDC .......................
2,932,596
TOTAL CLOSED-END FUNDS ......... 2,945,672
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 0.5%
U.S. Treasury Bill, 3.92%††, 12/04/25
$185,000
(Cost $183,677) ......................................
183,719
TOTAL INVESTMENTS — 100.0%
(cost $32,747,676) ..................................
$ 39,347,169
† Non-income producing security.
†† Represents annualized yield at date of purchase.
BDC    Business Development Company
REIT Real Estate Investment Trust